Operating leases (Tables)	3 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three months ended March 31, 2025 and March 31, 2024 were as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Operating lease costs	$11,199	$13,163
Income from sub-leases	(768)	(336)
Net operating lease costs	$10,431	$12,827

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of March 31, 2025 were as follows:

(in thousands)
Year 1	$42,309
Year 2	38,927
Year 3	32,339
Year 4	24,316
Year 5	17,843
Thereafter	39,798
Total future minimum lease payments	195,532
Lease imputed interest	(20,777)
Total	$174,755